UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	06/30_

Date of reporting period:	09/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IMS Capital Value Fund Schedule of Investments - (unaudited) September 30, 2009

Common Stocks - 98.25%	Shares	Value

Agricultural Chemicals - 1.68%
Scotts Miracle-Gro Co. - Class A	31,500	$ 1,352,925

Banks & Financial Services - 8.92%
Astoria Financial Corp.	67,000	739,680
FirstMerit Corp.	60,372	1,148,879
Northern Trust Corp.	30,500	1,773,880
Old National Bancorp	130,000	1,456,000
Pacific Capital Bancorp	135,000	194,400
SEI Investments Co.	96,200	1,893,216
		7,206,055

Biological Products - 2.42%
Biogen Idec, Inc. (a)	38,600	1,950,072

Bituminous Coal & Lignite Surface Mining - 1.61%
Massey Energy Co.	46,500	1,296,885

Builders - 7.82%
Granite Construction, Inc.	27,800	860,132
M.D.C. Holdings, Inc.	44,200	1,535,508
Meritage Homes Corp. (a)	97,300	1,975,190
Toll Brothers, Inc. (a)	99,400	1,942,276
		6,313,106

Communications - 2.41%
CenturyTel, Inc.	57,800	1,942,080

Computer Related Services & Equipment - 15.54%
Check Point Software Technologies, Ltd. (a)	87,000	2,466,450
Citrix Systems, Inc. (a)	69,300	2,718,639
Computer Sciences Corp. (a)	40,900	2,155,839
Intuit, Inc. (a)	77,500	2,208,750
United Online, Inc.	207,400	1,667,496
VeriSign, Inc. (a)	56,000	1,326,640
		12,543,814

Drilling Oil & Gas Wells - 2.38%
Helmerich & Payne, Inc.	48,600	1,921,158

Electrical Components - 1.62%
Avnet, Inc. (a)	50,500	1,311,485

*See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund Schedule of Investments - (continued) (unaudited) September 30, 2009

Common Stocks - 98.25% - continued	Shares	Value

Food & Beverage - 7.16%
Del Monte Foods Co.	193,900	$ 2,245,362
J.M. Smucker Co./The	30,300	1,606,203
Tyson Foods, Inc. - Class A	152,600	1,927,338
		5,778,903

Healthcare - 5.39%
Gentiva Health Services, Inc. (a)	38,700	967,887
Hill-Rom Holdings, Inc.	64,700	1,409,166
LifePoint Hospitals, Inc. (a)	73,000	1,975,380
		4,352,433

Industrial Organic Chemicals - 3.11%
NewMarket Corp.	27,000	2,512,080

Insurance - 6.90%
Aon Corp.	49,100	1,997,879
First American Corp.	61,100	1,977,807
HCC Insurance Holdings, Inc.	58,300	1,594,505
		5,570,191

Miscellaneous Manufacturing Industries - 1.63%
Hillenbrand, Inc.	64,700	1,317,939

Personal Services - 6.83%
Equifax, Inc.	69,200	2,016,488
H&R Block, Inc.	84,100	1,545,758
Service Corporation International	278,700	1,953,687
		5,515,933

Pharmaceutical Goods - 5.31%
King Pharmaceuticals, Inc. (a)	186,700	2,010,759
Watson Pharmaceuticals, Inc. (a)	62,200	2,279,008
		4,289,767

Plastic Products - 1.57%
Newell Rubbermaid, Inc.	81,000	1,270,890

Radio Telephone Communications - 2.24%
NII Holdings, Inc. (a)	60,300	1,807,794

Refuse Systems - 2.64%
Republic Services, Inc.	80,300	2,133,571

*See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund Schedule of Investments - (continued) (unaudited) September 30, 2009

Common Stocks - 98.25% - continued	Shares	Value

Retail - 1.36%
Safeway, Inc.	55,800	$ 1,100,376

Retail - Building Materials, Hardware, Garden Supply - 2.25%
Tractor Supply Co. (a)	37,500	1,815,750

Retail - Eating Places - 1.61%
Jack in the Box, Inc. (a)	63,400	1,299,066

Trucking - 1.53%
Heartland Express, Inc.	85,700	1,234,080

Utility - 1.96%
TECO Energy, Inc.	112,400	1,582,592

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 2.36%
Patterson Companies, Inc. (a)	70,000	1,907,500

TOTAL COMMON STOCKS (Cost $81,009,477)		79,326,445

Real Estate Investment Trusts - 2.17%
Mid-America Apartment Communities, Inc.	38,900	1,755,557

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,937,456)		1,755,557

TOTAL INVESTMENTS (Cost $82,946,933) - 100.42%		$ 81,082,002

Liabilities in excess of cash & other assets - (0.42)%		(343,514)

TOTAL NET ASSETS - 100.00%		$ 80,738,488

(a) Non-income producing.

Tax Related
Gross unrealized appreciation		$ 9,061,128
Gross unrealized depreciation		(10,926,059)
Net unrealized depreciation		$ (1,864,931)

Aggregate cost of securities for income tax purposes		$ 82,946,933
*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund Schedule of Investments - (unaudited) September 30, 2009

Common Stocks - 30.47%	Shares	Value

Automotive Parts - 1.51%
Superior Industries International, Inc.	41,000	$ 582,200

Banks & Financial Services - 3.92%
Bank of Nova Scotia	21,800	993,644
Trustmark Corp.	27,400	521,970
		1,515,614

Cigarettes - 5.35%
Altria Group, Inc.	30,200	537,862
Lorillard, Inc.	7,000	520,100
Reynolds American, Inc.	10,600	471,912
Vector Group, Ltd.	34,650	539,847
		2,069,721

Containers - 1.35%
Bemis Company, Inc.	20,100	520,791

Electric - Integrated - 6.86%
Ameren Corp.	18,600	470,208
Dominion Resources, Inc.	16,000	552,000
DTE Energy Co.	15,400	541,156
Integrys Energy Group, Inc.	15,000	538,350
PG&E Corp.	13,600	550,664
		2,652,378

Food & Beverage - 4.61%
B&G Foods, Inc. (j)	41,000	667,070
H.J. Heinz Co.	13,900	552,525
Kraft Foods, Inc. - Class A	21,400	562,178
		1,781,773

Gas - Distribution - 2.87%
Nicor, Inc.	15,400	563,486
Southwest Gas Corp.	21,400	547,412
		1,110,898

Oil Companies - Integrated - 1.38%
BP plc (b)	10,000	532,300

Pharmaceutical Goods - 1.45%
Bristol-Myers Squibb Co.	24,900	560,748

Restaurants - 1.17%
McDonald's Corp.	7,900	450,853

TOTAL COMMON STOCKS (Cost $11,700,333)		11,777,276

Real Estate Investment Trusts - 3.06%

Annaly Capital Management, Inc.	33,600	609,504
Senior Housing Properties Trust	30,000	573,300

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $993,192)		1,182,804
*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund Schedule of Investments - (continued) (unaudited) September 30, 2009

Preferred Securities - 10.92%	Shares	Value

Preferred Securities - 7.22%
Comcast Corp., - Series B, 7.000%	23,700	$ 592,026
KeyCorp Capital X, 8.000%	24,000	538,080
MetLife, Inc., - Series B, 6.500%	30,000	711,900
Western United Holding - Series A, 6.260% (c) (i)	74,836	949,669
		2,791,675

Convertible Preferred Securities - 3.70%
Chesapeake Energy Corp., 4.500%	8,400	699,720
Schering-Plough Corp., 6.000%	3,000	728,100
		1,427,820

TOTAL PREFERRED SECURITIES (Cost $3,394,729)		4,219,495

Income Trusts - 3.57%

Business Trusts - 2.22%
Keystone North America, Inc.	158,000	855,929

Oil Royalty Trusts - 1.35%
Penn West Energy Trust	33,017	522,989

TOTAL INCOME TRUSTS (Cost $1,946,879)		1,378,918

	Principal
Corporate Bonds - 37.50%	Amount

Altria Group, Inc., 9.950%, 11/10/2038	$ 600,000	818,144
American Airlines, Inc., Series 91C2, 9.730%, 09/29/2014 (d) (i)	1,300,000	936,000
American International Group, Inc., 9.000%, 02/28/2028 (f) (i)	1,000,000	850,000
Bally Total Fitness Holding Corp., 13.000%, 07/15/2011 (e)	1,052,500	10,525
Bridgemill Finance, LLC, 8.000%, 07/15/2017 (g) (i)	1,400,000	1,120,000
CCH I, LLC, 11.000%, 10/01/2015 (e) (h)	1,761,000	334,590
Eurofresh, Inc., 11.500%, 01/15/2013 (g) (h)	2,500,000	71,875
Forster Drilling Corp., 10.000%, 01/15/2013 (e) (g) (i)	910,000	728,000
General Electric Capital Corp., 6.875%, 01/10/2039	600,000	630,427
Lehman Brothers Holdings, 8.500%, 05/23/2022 (e)	1,000,000	175,000
Leiner Health Products, Inc., 11.000%, 06/01/2012 (e)	1,500,000	7,500
Lucent Technologies, Inc., 6.450%, 03/15/2029	2,000,000	1,532,500
Mercer International, Inc., 9.250%, 02/15/2013	1,250,000	756,250
North Atlantic Trading Co., Inc., 10.000%, 03/01/2012 (g)	2,000,000	1,110,000
O&G Leasing, LLC, 10.500%, 05/15/2012 (g) (i)	1,530,000	1,315,800
Plaza Land Condo Association, Inc., 8.000%, 10/15/2026 (e) (g) (i)	420,000	294,000
Ply Gem Industries, Inc., 9.000%, 02/15/2012	2,000,000	1,070,000
Reynolds American, Inc., 7.625%, 06/01/2016	600,000	642,854
Target Corp., 7.000%, 01/15/2038	600,000	704,578
Verizon Communications, 6.400%, 02/15/2038	600,000	643,271
Wise Metals Group, LLC, 10.250%, 05/15/2012	1,000,000	745,000

TOTAL CORPORATE BONDS (Cost $25,011,213)		14,496,314

Reverse Convertible Notes - 2.65%
Eksportfinans, 23.000%, 10/21/2009 convertible to JPMorgan Chase	500,000	506,850
JPMorgan Chase, 18.000%, 12/17/2009 convertible to US Bancorp	500,000	518,850

TOTAL REVERSE CONVERTIBLE NOTES (Cost $1,000,000)		1,025,700

*See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund Schedule of Investments - (continued) (unaudited) September 30, 2009

	Principal
	Amount	Value
Foreign Bonds Denominated in US Dollars - 3.29%

AES Dominicana Energia Finance S.A., 11.000%, 12/13/2015 (g)	$ 863,000	$ 813,377
BSP Finance BV, 10.750%, 11/01/2011	600,000	409,140
New Asat (Finance), Ltd., 9.250%, 02/01/2011 (e)(i)	1,500,000	51,000

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $2,889,475)		1,273,517

Certificates of Deposit - 0.13%

Summit Securities CD, 8.50%, 11/29/2007 (a) (h) (i)	250,000	22,575
Summit Securities CD, 8.50%, 12/26/2007 (a) (h) (i)	300,000	27,090

TOTAL CERTIFICATES OF DEPOSIT (Cost $483,921)		49,665

Mutual Funds - 3.54%	Shares

BlackRock Floating Rate Income Strategies Fund, Inc.	106,200	1,366,794

TOTAL MUTUAL FUNDS (Cost $1,686,162)		1,366,794

Money Market Securities - 2.26%

Federated Prime Obligations Fund - Institutional Shares, 0.22% (f)	873,843	873,843

TOTAL MONEY MARKET SECURITIES (Cost $873,843)		873,843

TOTAL INVESTMENTS (Cost $49,979,747) - 97.39%		$ 37,644,326

Other assets less liabilities - 2.61%		1,010,619

TOTAL NET ASSETS - 100.00%		$ 38,654,945

(a) Non-income producing.
(b) American Depositary Receipt.
(c) As of September 30, 2009, subsidiary companies have filed bankruptcy.
(d) Asset-backed security.
(e) Issue is in default.
(f) Variable rate security; the rate shown represents the rate at September 30, 2009.
(g) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(h) As of September 30, 2009, company has filed bankruptcy. All interest and principal payments have been halted.
(i) This security is currently valued according to fair value procedures approved by the Trust.
(j) Enhanced Income Security. Each unit consists of one share of common stock and one $7.15 principal 12% senior subordinated note due October 30, 2016.

Tax Related
Gross unrealized appreciation		$ 1,864,708
Gross unrealized depreciation		(14,200,129)
Net unrealized depreciation		$ (12,335,421)

Aggregate cost of securities for income tax purposes		$ 49,979,747

*See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund Schedule of Investments - (unaudited) September 30, 2009

Common Stocks - 90.25%	Shares	Value

Apparel Manufacturers - 2.38%
VF Corp.	3,282	$ 237,715

Banks & Financial Services - 7.37%
Bank of Nova Scotia	5,443	248,092
Glacier Bancorp, Inc.	15,312	228,761
Paychex, Inc.	8,877	257,877
		734,730

Food & Beverage - 4.75%
Coca-Cola Co/The	4,681	251,370
Sysco Corp.	8,956	222,557
		473,927

Cellular Telecommunications - 4.43%
China Mobile, Ltd. (a)	4,174	204,985
Vodafone Group plc (a)	10,511	236,498
		441,483

Coatings/Paint - 2.60%
RPM International, Inc.	14,023	259,285

Computer Related Services & Equipment - 4.93%
Diebold, Inc.	7,567	249,181
Intel Corp.	12,359	241,866
		491,047

Cosmetics & Toiletries - 2.45%
Procter & Gamble Co./The	4,219	244,364

Diversified Manufacturing Operations - 2.52%
Crane Co.	9,727	251,054

Diversified Minerals - 2.18%
BHP Billiton, Ltd. (a)	3,298	217,701

Electric Components - 9.13%
Alliant Energy Corp.	7,801	217,258
Emerson Electric Co.	5,573	223,366
FirstEnergy Corp.	5,059	231,297
Integrys Energy Group, Inc.	6,650	238,668
		910,589
*See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund Schedule of Investments - (continued) (unaudited) September 30, 2009

Common Stocks - 90.25% - continued	Shares	Value

Insurance - 2.59%
First American Corp.	7,967	$ 257,892

Oil Companies - 14.18%
BP plc (a)	4,881	259,816
Chevron Corp.	3,264	229,884
EnCana Corp.	4,391	252,965
Marathon Oil Corp.	6,656	212,326
Royal Dutch Shell PLC (a)	4,231	241,971
Sunoco, Inc.	7,638	217,301
		1,414,263

Pharmaceutical Goods - 12.13%
Abbott Laboratories	5,552	274,657
Eli Lilly & Co.	6,823	225,364
GlaxoSmithKline plc (a)	5,839	230,699
Johnson & Johnson	4,155	252,998
Pfizer, Inc.	13,670	226,238
		1,209,956

Restaurants - 2.56%
McDonald's Corp.	4,465	254,818

Retail - 2.21%
Wal-Mart Stores, Inc.	4,488	220,316

Semiconductors - 2.38%
Linear Technology Corp.	8,592	237,397

Steel Producers - 2.51%
Carpenter Technology Corp.	10,713	250,577

Telephone - Integrated - 4.62%
CenturyTel, Inc.	7,083	237,989
Verizon Communications, Inc.	7,355	222,636
		460,625

Transport - Rail - 1.94%
Norfolk Southern Corp.	4,479	193,090

Wireless Equipment - 2.39%
Nokia Corp. (a)	16,295	238,233

TOTAL COMMON STOCKS (Cost $8,739,953)		8,999,062

*See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund Schedule of Investments -(continued) (unaudited) September 30, 2009

Real Estate Investment Trusts - 2.18%	Shares	Value

Senior Housing Properties Trust	11,381	$ 217,491

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $228,097)		217,491

Money Market Securities - 2.92%

Federated Prime Obligations Fund - Institutional Shares, 0.22% (b)	290,867	290,867

TOTAL MONEY MARKET SECURITIES (Cost $290,867)		290,867

	Principal
Corporate Bonds - 2.38%	Amount

Evergreen International Aviation, Inc., 12.000%, 05/15/2010 (d)	$ 260,000	236,600
Leiner Health Products, Inc., 11.000%, 06/01/2012 (c)	200,000	1,000

TOTAL CORPORATE BONDS (Cost $452,104)		237,600

TOTAL INVESTMENTS (Cost $9,711,021) - 97.73%		$ 9,745,020

Other assets less liabilities - 2.27%		225,955

TOTAL NET ASSETS - 100.00%		$ 9,970,975

(a) American Depositary Receipt.
(b) Variable rate security; the rate shown represents the coupon at September 30, 2009.
(c) Issue is in default.
(d) This security is currently valued according to fair value procedures approved by the Trust.

Tax Related
Gross unrealized appreciation		$ 316,768
Gross unrealized depreciation		(282,769)
Net unrealized appreciation		$ 33,999

Aggregate cost of securities for income tax purposes		$ 9,711,021
*See accompanying notes which are an integral part of these financial statements.

IMS Funds

Related Notes to the Schedule of Investments

September 30, 2009

(Unaudited)

Security Transactions and Related Income - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid or fair valued bonds, if the Advisor’s research indicates a high recovery rate in restructuring, and the Fund expects to hold the bond until the issue is restructured, past due interest may not be written off in its entirety.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including quoted prices for an identical security in an active market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, closed-end funds, real estate investment trusts, income trusts, and preferred and convertible preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted byand subject to review by the Board. These securities will be categorized as Level 3 securities. The Advisor has used inputs such as restructuring settlements and liquidation proceeds in determining the fair value of such Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, certificates of deposit, reverse convertible notes, U.S. government securities and U.S. government agency securities, and foreign bonds denominated in US dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, the outcomes of restructuring discussions and the value of secured assets designated as collateral, discussions with underwriters regarding the sales of assets and the payment of past interest due and face value of the bond, bids or market trading in active markets, pricing of similar maturity and rated bonds, issuers calling other issued bonds, restructuring settlements and liquidation proceeds, and the financial condition of the issuer in determining the fair value of such Level 3 securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Value Fund’s investments as of September 30, 2009:

Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$ 79,326,445	$ -	$ -	$ 79,326,445

Real Estate Investment Trusts	1,755,557	-	-	1,755,557

Total	$ 81,082,002	$ -	$ -	$ 81,082,002

*See the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The following is a summary of the inputs used to value the Income Fund’s investments as of September 30, 2009:

Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$ 11,777,276	$ -	$ -	$ 11,777,276

Real Estate Investment Trusts	1,182,804	-	-	1,182,804

Preferred Securities	3,269,826	-	949,669	4,219,495
	-
Income Trusts	1,378,918	-	-	1,378,918

Corporate Bonds	-	8,070,639	850,000	8,920,639

Restricted Corporate Bonds	-	1,181,875	3,457,800	4,639,675

Corporate Bonds - Asset-Backed Securities	-	-	936,000	936,000

Reverse Convertible Notes	-	1,025,700	-	1,025,700

Foreign Bonds Denominated in US Dollars	-	409,140	51,000	460,140

Restricted Foreign Bonds Denominated in US Dollars	-	813,377	-	813,377

Certificates of Deposit	-	-	49,665	49,665
			-
Mutual Funds	1,366,794	-	-	1,366,794

Money Market Securities	873,843	-	-	873,843

Total	$ 19,849,461	$ 11,500,731	$ 6,294,134	$ 37,644,326

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2009	Realized gain (loss)	(Amortization) / Accretion	Change in unrealized appreciation (depreciation)	Net purchases (sales)	Transfers in and/or out of Level 3	Balance as of September 30, 2009

Preferred Securities	$ 949,669	$ -	$ -	$ -	$ -	$ -	$ 949,669

Corporate Bonds	1,806,000	(62,738)	10,067	6,671	(910,000)	-	850,000

Restricted Corporate Bonds	3,937,375	-	2,383	(356,958)	-	(125,000)	3,457,800

Corporate Bonds - Asset-Backed Securities	598,000	-	(566)	338,566	-	-	936,000

Foreign Bonds Denominated in US Dollars	451,000	-	-	112,000	-	(512,000)	51,000

Certificates of Deposit	49,665	-	-	-	-	-	49,665

Total	$ 7,791,709	$ (62,738)	$ 11,884	$ 100,279	$ (910,000)	$ (637,000)	$ 6,294,134

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2009 was $105,300.

Total Change in Unrealized Appreciation (Depreciation)

Restricted Corporate Bonds	(232,700)

Corporate Bonds - Asset-Backed Securities	338,000

Total	$ 105,300

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of September 30, 2009:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$ 8,999,062	$ -	$ -	$ 8,999,062

Real Estate Investment Trusts	217,491	-	-	217,491

Corporate Bonds	-	1,000	236,600	237,600

Money Market Securities	290,867	-	-	290,867

Total	$ 9,507,420	$ 1,000	$ 236,600	$ 9,745,020

*See the Schedule of Investments for industry classifications.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Dividend Growth Fund:

	Balance as of June 30, 2009	Realized gain (loss)	(Amortization) / Accretion	Change in unrealized appreciation (depreciation)	Net purchases (sales)	Transfers in and/or out of Level 3	Balance as of September 30, 2009

Corporate Bonds	$ 248,560	$ -	$ 2,791	$ (14,751)	$ -	$ -	$ 236,600

Restricted Corporate Bonds	134,250	(27,295)	194	12,851	(120,000)	-	-

Total	$ 382,810	$ (27,295)	$ 2,985	$ (1,900)	$ (120,000)	$ -	$ 236,600

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2009 was $(11,960).

Total Change in Unrealized Appreciation (Depreciation)

Corporate Bonds	$ (11,960)

Total	$ (11,960)

The Funds did not hold any derivative instruments during the reporting period ended September 30, 2009.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of November 18, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By /s/ Melissa Gallagher___________
Melissa Gallagher, President

Date	11/27/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Melissa Gallagher
Melissa Gallagher, President

Date	11/27/09

By /s/ Christopher Kashmerick

Christopher E. Kashmerick, Treasurer

Date	11/27/09

.